Inventories	12 Months Ended
Mar. 31, 2019
Inventories - Schedule Of Inventories
Inventories
18	INVENTORIES

	As At March 31
	2019	2018
	(in thousands)
Goods for resale	$435	$353
	$435	$353

During the year ended March 31, 2019, inventory of $ 93 (2018: $290 and 2017: $350) was recognized in the consolidated statements of income as an expense. In addition to the year the company has charged $69 (2018 : Nil) as expense in statement of income as a result of the write down of inventories. Inventories with a carrying amount of $435 (2018: $340) have been pledged as security for certain of the Group’s borrowings (Refer note 23).